Related party transactions - Schedule of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Acquisition under common control	¥ 574,826
Tencent Holdings Limited
Related party transactions
Advertising, game distribution and other revenues from Tencent		¥ 478,152	¥ 651,495	¥ 118,844
Content costs charged by Tencent		346,421	217,527	249,536
Operation support services provided by related party		85,256	104,318	142,372
Acquisition under common control				574,826
Others		6,217	6,422	6,422
Tencent and Huya's Related Parties
Related party transactions
Content costs and revenue sharing fees charged by Tencent and Huya's related parties		29,454	38,069	61,272
Advertising and other revenues from Tencent and Huya's related parties		8,566	17,575	23,902
Others		¥ 11,358	¥ 1,810	¥ 29,178